Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000169938
Average Annual Return [Line Items]
Average Annual Return, Percent	15.89%	7.25%	7.80%
Without Sales Load [Member] | C000005532
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%	7.12%		6.40%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%	11.68%	10.81%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%	11.68%		8.40%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.09%	6.54%	6.93%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.09%	6.54%		5.63%